Investment in associated companies - Ownership Percentage (Details)		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Gulfdrill
Schedule of Equity Method Investments [Line Items]
Seadrill ownership percentage		50.00%	50.00%	50.00%
Gulfdrill | Joint Venture Partner
Schedule of Equity Method Investments [Line Items]
Seadrill ownership percentage	[1]	50.00%	50.00%
Sonadrill
Schedule of Equity Method Investments [Line Items]
Seadrill ownership percentage		50.00%	50.00%	50.00%
Sonadrill | Joint Venture Partner
Schedule of Equity Method Investments [Line Items]
Seadrill ownership percentage	[2]	50.00%	50.00%

[1]
i. Gulfdrill
Gulfdrill is a joint venture that manages and operates five premium jackups in Qatar with Qatargas. We have a 50% ownership stake in Gulfdrill. The remaining 50% interest is owned by Gulf Drilling International
(“GDI”)
. We lease three of our jackup rigs to the joint venture, with an additional two units being leased from a third party shipyard.

[2]
ii. Sonadrill
Sonadrill is a joint venture that will operate four drillships focusing on opportunities in Angolan waters. We have a 50% ownership stake in Sonadrill. The remaining 50% interest is owned by Sonangol EP
(“Sonangol”)
. Both Seadrill and Sonangol agreed to bareboat two units each into the joint venture with Seadrill due to manage the two Sonangol owned drillships. On October 1, 2019, the first bareboat and management agreements for the Sonangol drilling unit,
Libongos
, became effective. The rig commenced its first drilling contract on October 10, 2019. The
Libongos,
is
currently operating in Angola, while the
Quenguela
is contracted to start with Total in early 2022. The two committed Seadrill rigs will be leased to the joint venture when required; to date no further contracts have been secured for these rigs.